LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Schedule Of Long-term Investments
	Fair Value December 31,	Net	Movements in foreign	Fair value adjustments	Fair Value June 30,
	2022	Additions	exchange	for the period	2023
Talisker Resources Common Shares	$1,640	$-	$28	$(589)	$1,079
Silver Wolf Exploration Ltd. Common Shares	51	36	2	-	89
Endurance Gold Corp. Common Shares	55	-	2	(15)	42
	$1,746	$36	$32	$(604)	$1,210